Acquisitions and Divestitures - Revenue and Net Income of Acquiree subsequent to the Closing of Merger (Details) - Pacific Drilling - Noble Finance Company [Member] $ in Thousands	11 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Revenue	$ 94,506
Net loss	$ (46,646)